Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Related parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Balances with related parties included in:
Accounts receivable-related parties	$ 2,550		$ 3,860
Accounts payable-related parties			20
Amounts due from related parties	1,110		8,544
Amounts due to related parties	10,687		7,021
Marketing services
Related party transaction
Expenses	6,817	$ 5,366
Indirect subsidiaries of CK Hutchison
Related party transaction
Interest paid		65
Guarantee fee on bank borrowing		234
Balances with related parties included in:
Accounts receivable-related parties	1,738		2,761
Amounts due from related parties			23
Amounts due to related parties	285		454
Indirect subsidiaries of CK Hutchison | Sales
Related party transaction
Sales	3,449	3,908
Indirect subsidiaries of CK Hutchison | Marketing services
Related party transaction
Expenses	256	241
Indirect subsidiaries of CK Hutchison | Management services
Related party transaction
Expenses	455	448
Equity investees
Related party transaction
Purchases	1,197	494
Balances with related parties included in:
Accounts receivable-related parties	812		1,099
Accounts payable-related parties			20
Amounts due from related parties	1,110		893
Amounts due to related parties	10,402		6,567
Other deferred income	1,558		1,648
Equity investees | Research and development services
Related party transaction
Sales	5,076	4,883
Equity investees | Marketing services
Related party transaction
Expenses	$ 6,561	$ 5,125
Equity investees | Dividend receivable
Balances with related parties included in:
Amounts due from related parties			$ 7,628